Line of Credit and Notes Payable, net of discount	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Line of Credit and Notes Payable, net of discount

Note 7 Line of Credit and Notes Payable, net of discount

The following is a summary of the notes payable as of June 30, 2026 and December 31, 2025:

Notes Payable	June 30, 2026	December 31, 2025
Note payable issued November 29, 2021	$-	$336,983
Note payable issued December 1, 2021	1,500,600	1,500,600
Note payable issued August 18, 2023	64,000	64,000
Note payable issued August 3, 2023	33,000	33,000
September 2025 Promissory Note	158,517	446,192
Encompass SBA loan	200,000	-
First Insurance Funding loan	66,705	-
Total notes payable	2,022,822	2,380,775
Less: Current portion	(334,582)	(880,175)
Less: Fair value adjustment for debt	(906,659)	(906,659)
Total notes payable, net of current portion	$781,581	$593,941

Required principal payments under the Company’s notes payable are as follows:

Year Ending December 31, 2026 (Remaining 6 months)	$334,582
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Year ending December 31, 2029	40,646
Year ending December 31, 2030	42,198
Thereafter	1,528,668
Total	$2,022,822

Description of Notes Payable

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the following outstanding notes payable liabilities from iDoc.

(1)	On November 29, 2021, the iDoc issued a $654,044 promissory note to a bank, collateralized by all the assets of iDoc. Interest was payable monthly at the annual fixed rate of 4.284%. On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal prime rate (6.75% and 6.75% at June 30, 2026, and December 31, 2025, respectively) (See Note 11 - Commitments, Contingencies, and Concentration Risk). iDoc was required to pay the loan in 36 payments of $19,409. Pursuant to a settlement agreement, the Company paid $1,197,891 to the bank on January 15, 2026, in consideration of the release of certain judgment liens which included the remaining balance due on this note payable. Included in the amount due on January 15, 2026, it was $336,983 pertaining to this note. This amount was settled through a payment of $257,820 and a gain on extinguishment amounting to $79,163. The gain on extinguishment was recorded within ‘Gain on extinguishment of financial liabilities’ in the condensed consolidated statements of operations. As of June 30, 2026, and December 31, 2025, the outstanding balance on the promissory note was $0 and $336,983. For the three and six months ended June 30, 2026, the Company recorded $0 in interest related to the promissory note. For the three and six months ended June 30, 2025, the Company recorded $10,559 and $19,985 in interest related to the promissory note, respectively. The accrued interest balance, which was included within accounts payable and accrued liabilities on the condensed consolidated balance sheets, as of June 30, 2026, and December 31, 2025, was $0 and $0, respectively.

(2)	On December 1, 2021, iDoc issued a promissory note to a bank in the amount of $500,000. On February 25, 2022, iDoc received an extension of $1,000,600 on the promissory note. The promissory note is collateralized by all the assets of iDoc and the private property of iDoc’s then Chief Executive Officer, Imoigele Aisiku. Interest is accrued monthly at the annual fixed rate of 3.75%. The promissory note matures on December 19, 2051. As of each of June 30, 2026, and December 31, 2025, there was an outstanding balance of $1,500,600 on the promissory note. Commencing on January 1, 2024, iDoc is required to make monthly installment payments, including principal and interest, of $7,682. For the three and six months ended June 30, 2026, $13,721 and $28,059 was recorded in interest related to the promissory note, respectively. For the three and six months ended June 30, 2025, $14,029 and $27,905 was recorded in interest related to the promissory note. The accrued interest balance, which were included within accounts payable and accrued liabilities on the condensed consolidated balance sheets, as of June 30, 2026, and December 31, 2025, were $228,452 and $200,393. The note is currently in default for late payment.
(3)	On August 3, 2023, iDoc issued a 10.00% original issue discount promissory note to an accredited investor with a principal balance of $33,000. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on November 1, 2023, and is collateralized by all the assets of iDoc. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. Upon an event of default, the interest rate on the note increases to the greater of 26% per annum or the maximum rate allowed by the laws governing this agreement. The Company recognized total interest expense of $2,145 and $4,290 for the three and six months ended June 30, 2026, and 2025. The accrued interest balance, which is included within accrued liabilities on the condensed consolidated balance sheets, as of June 30, 2026, and December 31, 2025, was $21,645 and $19,370, respectively. As of each of June 30, 2026, and December 31, 2025, the outstanding balance of the promissory note was $33,000. The note is currently in default for late payment, and as such, the Company has classified the entire note in full in current liabilities.

(4)	On August 18, 2023, iDoc issued an 8.50% original issue discount promissory note to an accredited investor with a principal balance of $64,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and are amortized as interest expense over the life of the underlying note payable. The promissory note matured on November 16, 2023, and is collateralized by all the assets of iDoc. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. Upon an event of default, the interest rate on the note increases to the greater of 26% per annum or the maximum rate allowed by the laws governing this agreement. As of June 30, 2026, and December 31, 2025, the promissory note net of unamortized debt discount was $64,000. The Company recognized $4,160 and $8,320 as interest at the default interest rate for the three and six months ended June 30, 2026, and June 30, 2025. The Company had $42,880 and $34,560 in accrued interest which is included within accounts payable and accrued liabilities in the condensed consolidated balance sheets, as of June 30, 2026, and December 31, 2025, respectively. The note is currently in default for late payment, and as such, the Company has classified the note in full in current liabilities.

March 2025 Promissory Note

On March 20, 2025, the Company entered into Amendment No. 1 to the Securities Purchase Agreement, originally dated as of September 30, 2024 (the “Purchase Agreement”), pursuant to which the Company issued and sold a senior secured convertible promissory note in the principal amount of $555,556 (the “March 2025 Promissory Note”). The Company received $500,000 in initial proceeds, reflecting an original issue discount (OID) of approximately 10%. This transaction was completed as part of the second closing under the terms of the Purchase Agreement.

The March 2025 Promissory Note matured on November 1, 2025, and provides for a minimum interest amount equal to 5% of the initial principal, fully earned and accrued on the original issue date, with interest accruing at 5% per annum and payable monthly in cash. Interest in excess of the minimum amount will accrue at a rate of 5% per annum, increasing to 24% per annum upon the occurrence of an event of default. The minimum interest amount is payable in 8 equal installments of $2,315 per month beginning on April 20, 2025.

The March 2025 Promissory Note is prepayable at any time (unless an event of default has occurred) with advance notice and is mandatorily prepayable upon the occurrence of a subsequent offering, with the redemption amount paid from the financing proceeds. The note can be accelerated upon an event of default either automatically or at the option of the note holder, depending on the nature of the event. Upon an uncured event of default, the Holder may accelerate the note and require immediate payment of all outstanding principal and accrued interest.

If any payment due under the March 2025 Promissory Note is not paid when due, the Company shall pay a late fee equal to ten percent (10%) of such payment, due and payable immediately upon such failure.

The March 2025 Promissory Note is secured by substantially all of the Company’s assets and includes certain covenants which restrict the Company’s ability to enter into certain agreements or transactions without the lender’s consent.

In connection with the second closing under the Purchase Agreement and the March 2025 Promissory Note, the Company also issued 1,250 shares of Common Stock to the investor as additional consideration for entering into the agreement, which were classified in stockholders’ equity upon issuance.

The Company identified certain embedded features within the March 2025 Promissory Note that would require bifurcation. However, the value of such embedded derivatives was de minimis and, accordingly, the March 2025 Promissory Note is accounted for at amortized cost using the effective interest method. The proceeds from the issuance of the March 2025 Promissory Note were allocated between the March 2025 Promissory Note and the common shares on a relative fair value basis. The amount allocated to the March 2025 Promissory Note was $409,366 and to the common shares was $90,634.

On November 11, 2025, the March 2025 Promissory Note consisting of principal of $555,555 and accrued interest of $56,323, with an aggregate amount of $611,878 was converted to an aggregate of 11,767 shares of the Company’s common stock at a conversion rate of $60.08 per share. The Company accounted for the conversion under the debt extinguishment model and recognized a loss on extinguishment of $95,077 reflecting the difference between the carrying value of the note being converted and the fair value of the shares of common stock issued upon conversion (which was $706,955).

Following this transaction, the March 2025 Promissory Note was fully settled, and no principal remained outstanding as of June 30, 2026, and December 31, 2025. The interest expense recognized for the three and six months ended June 30, 2026, was $9,237.

September 2025 Promissory Note

On September 5, 2025, the Company entered into a Master Business Loan Agreement (the “MBLA”) whereby the investor agreed to, for a period of up to three years, make advances to the Company (each, an “Advance”) in the aggregate amount of $2,500,001, upon the Company’s request and satisfaction of certain conditions.

On September 5, 2025, the investor made an initial Advance of $525,000 (the “Initial Advance”). Each additional Advance may not individually exceed $250,000 and may only be made at most every 90 days. The MBLA contains customary representations, warranties, and covenants for a transaction of this nature. During the term of the MBLA, the Company is prohibited from: (i) incurring any indebtedness (other than ordinary course trade debt), and (ii) paying any dividends or making distributions on the Company’s equity interests. The MBLA provides for certain events of default that are typical for a transaction of this type, including, among other things, failure to make payment, default with respect to any other indebtedness of the Company, and any change in ownership of 50% or more of the equity interests of the Company. In connection with the Initial Advance, the Company issued a commercial promissory note to the investor (the “September 2025 Promissory Note ”), which the Company is required to repay in 12 weekly payments of $7,500 each followed by 40 weekly payments of $15,863 each (for an aggregate total of $724,500).

The September 2025 Promissory Note may be prepaid at any time by payment of an amount equal to the Initial Advance plus 3.167% of the Initial Advance for each month from the date of the advance to the date of payment (subject to a minimum of 20%). Upon an event of default under the MBLA, payment under the September 2025 Promissory Note may be accelerated and a default fee equal to 10% of the outstanding balance will become due. The September 2025 Promissory Note, and any future notes issued pursuant to the MBLA, is secured by a junior lien on all assets of the Company and the validity and performance of which are guaranteed personally by Imoigele Aisiku (the Company’s CEO), and Milton Chen (the Company’s former Co-CEO). Mr. Aisiku also entered into a pledge agreement in favor of the investor whereby he pledged, as security for the payment and performance of all obligations of the Company under the MBLA, all shares of common stock and other equity interests held by Mr. Aisiku in the Company.

As of June 30, 2026, and December 31, 2025, the outstanding balance on the September 2025 Promissory Note is $158,517 and $446,192, respectively. The interest expense recognized for the three and six months ended June 30, 2026, is $62,375 and $112,250, respectively. The interest expense recognized for the three and six months ended June 30, 2025, is $0.

October Promissory Note - 1

On October 9, 2025, the Company entered into a note purchase agreement (the “October Promissory Note - 1 Purchase Agreement”) with an accredited institutional investor (the “October Promissory Note - 1 Investor”) pursuant to which the Company issued to the October Promissory Note - 1 Investor a secured note in the aggregate principal amount of $133,333 (the “October Promissory Note - 1”) for a purchase price of $120,000. The October Promissory Note - 1 bears interest at the rate of 5% per annum, matured on May 8, 2026, and is secured by all assets of the Company. The October Promissory Note - 1 is not convertible and provides for certain events of default that are typical for a transaction of this type, including, among other things, any breach of the representations or warranties made by the Company or its subsidiaries. In connection with any event of default that results in the acceleration of payment of the October Promissory Note - 1, the interest rate will accrue at a rate equal to the lesser of 24% per annum or the maximum rate permitted under applicable law. For as long as the October Promissory Note – 1 remains outstanding, the October Promissory Note - 1 Purchase Agreement: (1) prohibits the Company from entering into a variable rate transaction, (2) requires that the Company provide the October Promissory Note - 1 Investor with any more favorable terms granted to any future purchaser or holder of the Company’s debt or securities and (3) prohibits any exchange transaction involving the Company’s debt or securities.

On December 10, 2025, the October Promissory Note - 1 was entirely paid off by the Company. The interest expense recognized on the October Promissory Note - 1 for the three and six months ended June 30, 2025, was $0.

October Promissory Note - 2

On October 20, 2025, the Company entered into a note purchase agreement (the “October Promissory Note - 2 Purchase Agreement”) with an accredited institutional investor (the “October Promissory Note - 2 Investor”) pursuant to which the Company issued to the October Promissory Note - 2 Investor a secured note in the aggregate principal amount of $133,333 (the “October Promissory Note - 2”) for a purchase price of $120,000. The October Promissory Note - 2 bears interest at the rate of 5% per annum and matured on May 20, 2026. The October Promissory Note - 2 is not convertible and provides for certain events of default that are typical for a transaction of this type, including, among other things, any breach of the representations or warranties made by the Company or its subsidiaries. In connection with any event of default that results in the acceleration of payment of the October Promissory Note - 2, the interest rate on the October Promissory Note - 2 Note shall accrue at a rate equal to the lesser of 24% per annum or the maximum rate permitted under applicable law. For as long as the October Promissory Note - 2 remains outstanding, the October Promissory Note - 2 Purchase Agreement: (1) prohibits the Company from entering into a variable rate transaction, (2) requires that the Company provide the October Promissory Note - 2 Investor with any more favorable terms granted to any future purchaser or holder of the Company’s debt or securities and (3) prohibits any exchange transaction involving the Company’s debt or securities.

On December 10, 2025, the October Promissory Note - 2 was entirely paid off by the Company. The interest expense recognized on the October Promissory Note - 2 for the three and six months ended June 30, 2025, was $0.

First Insurance Funding Agreement

The Company entered into a Premium Finance Agreement, effective January 1, 2026, with First Insurance Funding (“First Insurance”), to finance insurance premiums related to a management liability insurance policy.

Under the agreement, First Insurance financed insurance premiums and related taxes and fees totaling approximately $176,750 for a 12-month policy period commencing December 1, 2025. The financed amount accrues a finance charge calculated on a 365-day basis beginning on the effective date of the underlying policy.

The Company made a down payment of $19,250, on January 1, 2026, resulting in an unpaid premium balance of $157,500. The amount financed under the agreement totaled $158,051, which includes financed charges, and accrues finance charges at an annual percentage rate of 9.95%, resulting in total finance charges of approximately $7,297 over the term of the agreement. The agreement requires 10 monthly installments of approximately $16,535 each, with the first installment due on January 1, 2026. The amount payable is secured by the Company’s rights under such policy.

If any payment due under the Premium Finance Agreement is not paid when due, a late charge will be assessed on any installment at least 5 days in default, and the late charge will equal 5% of such payment or the maximum late charge permitted by law, whichever is less.

As of June 30, 2026, and December 31, 2025, the Company had an outstanding balance of $66,705 and $0, respectively, on the Premium Finance Agreement. The interest expense recognized for the three and six months ended June 30, 2026, was $3,932 and $7,863, respectively.

Line of credit

On November 29, 2021, iDoc received a revolving line of credit from the same bank that issued the $500,000 promissory note as described in the above “Description of Notes Payable” section. The line of credit is collateralized by iDoc’s assets. Interest was payable monthly at 1.25% above the Wall Street Journal prime rate. On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal Prime Rate (6.75% and 6.75% on June 30, 2026, and December 31, 2025, respectively) (See Note 11 - Commitments, Contingencies, and Concentration Risk).

On December 13, 2024, the Company revised the forbearance agreement. Under the revised forbearance, the Company agreed to monthly payments of $25,000 beginning January 2025 to May 2025, and a payment in full of $1,541,106 on June 16, 2025.

On August 27, 2025, the Company revised the forbearance agreement and agreed to a payment of $50,000 on September 5, 2025, and a further payment of $100,000 on November 30, 2025.The remaining balance on the forbearance agreement is due December 10, 2025. As of June 30, 2026, and December 31, 2025, the Company has accrued the obligation in line of credit and note payable, net of discount, right-of-use liability - finance, and accrued interest is included in accounts payable and accrued liabilities.

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the revolving line of credit. On January 15, 2026, the Company entered into a settlement agreement with bank related to its outstanding loan obligations. Pursuant to a settlement agreement, the Company paid $1,197,891 to the bank on January 15, 2026, in consideration for the release of certain judgment liens. Included in the amount due on January 15, 2026, was $456,097 pertaining to line of credit. This amount was settled through a payment of $348,952 and a gain on extinguishment amounting to $107,145. The gain on extinguishment was recorded within ‘Gain on extinguishment of financial liabilities’ in the condensed consolidated statements of operations. Upon payment, the settlement fully resolved all outstanding amounts owed to the bank, including this note payable issued on November 29, 2021.

The Company recorded $0 in interest related to the line of credit for the three and six months ended June 30, 2026. The Company recorded $14,291 and $27,049 in interest related to the line of credit for the three and six months ended June 30, 2025, respectively. The accrued interest balance, which is included within accounts payable and accrued liabilities on the condensed consolidated balance sheets, as of June 30, 2026, and December 31, 2025, were $0 and $456,097, respectively.

Encompass SBA Loan

As part of the settlement agreement entered on February 16, 2026, the Company assumed an SBA Economic Injury Disaster Loan with a principal balance of $200,000 in settlement of an existing payable to the creditor (the “Encompass SBA Loan”). The loan was originally issued by the U.S. Small Business Administration on September 25, 2021, bears interest at a rate of 3.75% per annum, and is repayable in monthly installments of $1,030 in accordance with the original loan terms. All remaining principal and accrued interest is due and payable 30 years from the date of the Encompass SBA Loan.

As on June 30, 2026, the outstanding balance of the Encompass SBA Loan is $200,000.

Note 8 Line of Credit and Notes Payable, net of discount

The following is a summary of the notes payable as of December 31, 2025, and 2024:

	December 31,	December 31,
Notes Payable	2025	2024

Note payable issued November 29, 2021	$336,983	$336,983
Note payable issued December 1, 2021	1,500,600	1,500,600
Note payable issued August 18, 2023	64,000	64,000
Note payable issued November 29, 2023	33,000	33,000
September 2025 promissory note	446,192	-
May 2025 convertible note	361,821	-
Total notes payable	2,742,596	1,934,583
Less: Current portion	(1,241,996)	(433,983)
Less: Fair value adjustment for debt	(906,659)	(906,659)
Total notes payable, net of current portion	$593,941	$593,941

On the notes payable listed above, the weighted average effective interest rate was 13.50% and 5.50% for the years ended December 31, 2025 and 2024, respectively.

Required principal payments under the Company’s notes payable are as follows:

Year Ending December 31, 2026	$1,241,996
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Year ending December 31, 2029	40,646
Year ending December 31, 2030	42,198
Thereafter	1,341,028
Total	$2,742,596

Description of Notes Payable

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the following outstanding notes payable liabilities from iDoc (See Note 3 – Business Combination).

(1)	On November 29, 2021, the iDoc issued a $654,044 promissory note to a bank, collateralized by all the assets of iDoc. Interest was payable monthly at the annual fixed rate of 4.284%. On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal prime rate (6.75% and 7.50% at December 31, 2025, and 2024, respectively) (See Note 10 - Commitments and Contingencies). iDoc is required to pay the loan in 36 payments of $19,409. As of each of December 31, 2025, and 2024, the outstanding balance on the promissory note was $336,983. Pursuant to a subsequent settlement agreement, the Company paid $1,197,891 to the Bank on January 15, 2026, in consideration of the release of certain judgment liens which included the remaining balance due on this note payable. For the years ended December 31, 2025, and 2024, the Company recorded $44,512 and $17,500, respectively in interest related to the promissory note. The accrued interest balance, which was included within accounts payable and accrued liabilities on the consolidated balance sheets, as of December 31, 2025, and 2024, was $0 and $43,961. The note is currently in default and as such, the Company has classified the note in full in current liabilities.

(2)	On December 1, 2021, iDoc issued a promissory note to a bank in the amount of $500,000. On February 25, 2022, iDoc received an extension of $1,000,600 on the promissory note. The promissory note is collateralized by all the assets of iDoc and the private property of iDoc’s then Chief Executive Officer. Interest is accrued monthly at the annual fixed rate of 3.75%. The promissory note matures on December 19, 2051. As of each of December 31, 2025, and 2024, there was an outstanding balance of $1,500,600 on the promissory note. Commencing on January 1, 2024, iDoc is required to make monthly instalment payments, including principal and interest, of $7,682. For the years ended December 31, 2025, and 2024, $56,272 and $28,894 were recorded in interest related to the promissory note, respectively. The accrued interest balance, which were included within accounts payable and accrued liabilities on the consolidated balance sheets, as of December 31, 2025, and 2024, were $200,393 and $144,121. The note is currently in default.

(3)	On August 3, 2023, iDoc issued a 10.00% original issue discount promissory note to an accredited investor with a principal balance of $33,000. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on November 1, 2023, and is collateralized by all the assets of iDoc. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. Upon an event of default, the interest rate on the note increases to the greater of 26% per annum or the maximum rate allowed by the laws governing this agreement. The Company recognized total interest expense of $8,580 and $393 for the years ended December 31, 2025, and 2024, respectively. The accrued interest balance, which is included within accrued liabilities on the consolidated balance sheets, as of December 31, 2025, and 2024, were $19,370 and $Nil. As of each of December 31, 2025, and 2024, the outstanding balance of the promissory note was $33,000. The note is currently in default, and as such, the Company has classified the entire note in current liabilities.

(4)	On August 18, 2023, iDoc issued a 8.5% original issue discount promissory note to an accredited investor with a principal balance of $64,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and are amortized as interest expense over the life of the underlying note payable. The promissory note matured on November 16, 2023, and is collateralized by all the assets of iDoc. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. Upon an event of default, the interest rate on the note increases to the greater of 26% per annum or the maximum rate allowed by the laws governing this agreement. As of each of December 31, 2025, and December 31, 2024, the promissory note net of unamortized debt discount was $64,000. The Company recognized $16,640 and $8,597 interest at the default interest for the years ended December 31, 2025, and 2024, respectively. The Company had $30,400 and $17,920 in accrued interest which is included within accounts payable and accrued liabilities in the consolidated balance sheets, as of December 31, 2025, and 2024. The note is currently in default, and as such, the company has classified the note in full in current liabilities.

(5)	On November 13, 2023, iDoc issued a 10% original issue discount promissory note to an accredited investor with a principal balance of $22,000. Notes payable issued with a face value higher than the proceeds it receives are recognized with a debt discount which is amortized as interest expense over the life of the underlying note payable. The promissory note matured on December 13, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. Upon an event of default, the interest rate on the note shall increase to the greater of 26% per annum or the maximum rate allowed by the laws governing this agreement. The Company recognized $2,955 in interest at the default interest rate for the year ended December 31, 2024. The note was paid off during the year ended December 31, 2024.

(6)	On January 14, 2024, iDoc issued a note payable to a lender in the amount $16,200. The note payable has an 8% interest rate over the 180 day loan term. The Company recorded $675 of interest expense on the loan for the year ended December 31, 2024. The note was paid off during the year ended December 31, 2024.

March 2025 Convertible Note

On March 20, 2025, the Company entered into a Convertible Note Purchase Agreement (the “March 2025 SPA”) with an accredited institutional investor, pursuant to which the Company issued and sold a senior secured convertible promissory note in the principal amount of $108,696 (the “March 2025 Convertible Note”). The Company received $100,000 in initial proceeds, reflecting an 8% original issue discount. The March 2025 Convertible Note matures on December 20, 2025, and provides for a minimum interest amount guaranteed for the first nine months, with interest accruing at 18% per annum and payable monthly in cash or common stock at the holder’s discretion. Interest in excess of the minimum amount (if applicable) will accrue at a rate of 18% per annum, increasing to 28% per annum upon the occurrence of an event of default. The minimum interest amount is payable in 9 equal instalments of $1,630 per month beginning on April 20, 2025.

The March 2025 Convertible Note is convertible into shares of the Company’s common stock at any time after three months from issuance (or earlier upon prepayment) by the holder, at a conversion price equal to the greater of (i) $160.00 per share or (ii) the lower of (a) the lowest average historical Nasdaq Official Closing Price (NOCP) for the five trading days immediately preceding the closing, or (b) the NOCP on the day prior to closing, subject to reverse stock split adjustment and most-favoured nation protections. In addition, prior to a Qualified Financing, (as defined in the March 2025 Convertible Note), the holder may elect to convert at a price equal to the lower of the then-current conversion price or 75% of the effective price per share at which the Company issues common stock, options, or convertible securities to new investors in the Qualified Financing. The conversion price is subject to standard antidilution adjustments, including adjustments for stock splits, dividends, mergers, asset sales, volume resets, defaults, and down-round events. Conversion is subject to beneficial ownership and exchange cap limitations.

The March 2025 Convertible Note is prepayable at any time (unless an event of default has occurred) at 110% of the outstanding balance and is mandatorily prepayable upon the occurrence of a Qualified Financing (gross proceeds ≥ $2,000,000), with the redemption amount paid from the financing proceeds. The note is also mandatorily prepayable upon a change of control at 120% of the outstanding balance. The note can be accelerated upon an event of default either automatically or at the option of the note holder, depending on the nature of the event. Upon an uncured event of default, the holder may accelerate the note and require payment of 115% of the outstanding principal and accrued interest (Mandatory Default Amount), plus $5,000 in liquidated damages, and may convert the Mandatory Default Amount at a more favourable “Alternative Conversion Price,” defined as the lower of the conversion price then in effect or the lowest VWAP during the ten trading days prior to the default.

The March 2025 Convertible Note is secured by substantially all of the Company’s assets and includes certain covenants which restrict the Company’s ability to incur additional indebtedness, grant liens, pay dividends, or dispose of assets without the lender’s consent.

In connection with the March 2025 SPA and March 2025 Convertible Note, the Company also issued 313 shares of common stock to the investor as additional consideration for entering into the agreement, which were classified in stockholders’ equity (deficit) upon issuance.

After analyzing the terms of the March 2025 Convertible Note and its embedded features, the Company elected to account for the March 2025 Convertible Note at fair value under the allowable fair value option election. As such, the Company initially recognized the March 2025 Convertible Note at its fair value of $238,020 and will subsequently measure the note at fair value with changes in fair value recorded in current period earnings. The original discount of $8,696 was recognized in the consolidated statements of operations as the March 2025 Convertible Note is recognized at fair value on a recurring basis. The Company recognized a loss of $138,020 on initial recognition of the March 2025 Convertible Note as the fair value of the March 2025 Convertible Note exceeded the proceeds of $100,000, received on issuance.

On October 21, 2025, the Convertible note consisting of principal amount of $108,696 and accrued interest of $44,017, with an aggregate amount of $152,713, was converted to an aggregate of 4,009 shares of the Company’s common stock at a conversion rate of $75.60 per share. The Company accounted for the conversion under the debt extinguishment model and recognized a loss on extinguishment of $150,340, reflecting the difference between the carrying value of the note being converted and the fair value of the shares of common stock issued upon conversion (which was $303,053).

Following this transaction, the March 2025 Convertible Note was fully settled, and no principal remained outstanding as of December 31, 2025.

The interest expense recognized on the March 2025 Convertible Note for the years ended December 31, 2025, and 2024, was $23,350 and $0, respectively. The company has also a default interest of $20,668 for the year ended December 31, 2025. The Company recognized a change in fair value of $179,703 and $0 for the years ended December 31, 2025, and 2024 (See Note 15 – Fair Value Measurements).

March 2025 Promissory Note

On March 20, 2025, the Company entered into Amendment No. 1 to the Securities Purchase Agreement, originally dated as of September 30, 2024 (the “Purchase Agreement”), pursuant to which the Company issued and sold a senior secured convertible promissory note in the principal amount of $555,556 (the “March 2025 Promissory Note”). The Company received $500,000 in initial proceeds, reflecting an original issue discount (OID) of approximately 10%. This transaction was completed as part of the second closing under the terms of the Purchase Agreement.

The March 2025 Promissory Note had an original maturity date of November 1, 2025, and provides for a minimum interest amount equal to 5% of the initial principal, fully earned and accrued on the original issue date, with interest accruing at 5% per annum and payable monthly in cash. Interest in excess of the minimum amount will accrue at a rate of 5% per annum, increasing to 24% per annum upon the occurrence of an event of default. The minimum interest amount is payable in 8 equal instalments of $2,315 per month beginning on April 20, 2025.

The March 2025 Promissory Note is prepayable at any time (unless an event of default has occurred) with advance notice and is mandatorily prepayable upon the occurrence of a subsequent offering, with the redemption amount paid from the financing proceeds. The note can be accelerated upon an event of default either automatically or at the option of the note holder, depending on the nature of the event. Upon an uncured event of default, the Holder may accelerate the note and require immediate payment of all outstanding principal and accrued interest.

If any payment due under the March 2025 Promissory Note is not paid when due, the Company shall pay a late fee equal to ten percent (10%) of such payment, due and payable immediately upon such failure.

The March 2025 Promissory Note is secured by substantially all of the Company’s assets and includes certain covenants which restrict the Company’s ability to enter into certain agreements or transactions without the lender’s consent.

In connection with the second closing under the Purchase Agreement and the March 2025 Promissory Note, the Company issued 1,250 shares of common shares to the investor as additional consideration for entering into the agreement. The shares were measured at fair value on the issuance date and were treated as debt issuance costs, which was expensed in the consolidated statement of operations and credited to stockholders’ equity (deficit).

The Company identified certain embedded features within the March 2025 Promissory Note that would require bifurcation. However, the value of such embedded derivatives was de minimis and, accordingly, the March 2025 Promissory Note is accounted for at amortized cost using the effective interest method. The proceeds from the issuance of the March 2025 Promissory Note were allocated between the March 2025 Promissory Note and the common shares on a relative fair value basis. The amount allocated to the March 2025 Promissory Note was $409,366 and to the common shares was $90,634.

On November 11, 2025, the Promissory note consisting of principal of $555,555 and accrued interest of $56,323, with an aggregate amount of $611,878 was converted to an aggregate of 11,767 shares of the Company’s common stock at a conversion rate of $60.08 per share. The Company accounted for the conversion under the debt extinguishment model and recognized a loss on extinguishment of $95,077 reflecting the difference between the carrying value of the note being converted and the fair value of the shares of common stock issued upon conversion (which was $706,955).

Following this transaction, the March 2025 Promissory Note was fully settled, and no principal remained outstanding as of December 31, 2025.

The interest expense recognized on the March 2025 Promissory Note for the years ended December 31, 2025, and 2024, was $202,512 and $0, respectively.

April 2025 Promissory Note

On April 15, 2025, the Company issued an unsecured promissory note (the “April 2025 Promissory Note”) to an institutional investor with a principal balance of $70,000. The April 2025 Promissory Note bears interest at a fixed rate of 12.00% per annum for term of six months, equivalent to 2% of the principal balance per month ($1,400 per month), with interest payments due on the 15th day of each month, beginning May 15, 2025. Principal balance and outstanding interest are due and payable on October 15, 2025 (the “Maturity Date”).

Upon an event of default, the interest rate increases to the greater of 24% per annum or the maximum rate allowed by law. If any payment is not made within six calendar days of its due date, a late charge equal to 5% of the overdue amount is assessed. The April 2025 Promissory Note may be prepaid in whole or in part at any time upon five business days’ notice to the lender, without penalty or premium. The April 2025 Promissory Note is unsecured.

On May 30, 2025, the Company issued a convertible promissory note (“May 2025 Convertible Note”) with a principal amount of $216,871. The issuance of the May 2025 Convertible Promissory Note resulted in the modification of the previously outstanding April 2025 Promissory Note.

The May 2025 Convertible Note states that the amount due and owing under the original April 2025 Promissory Note is consolidated with the new May 2025 Convertible Note under the terms and conditions set forth therein; and hence, this consolidation leads to a modification of the original debt arrangement. The modification involved changes to the terms and cash flows of the debt. The present value of the cash flows under the new May 2025 Convertible Note differed by more than 10% from the present value of the remaining cash flows under the original April 2025 Promissory Note, exceeding the 10 percent threshold prescribed by ASC 470-50. As a result, the modification was accounted for as an extinguishment of the original April 2025 Promissory Note.

In accordance with ASC 470-50, the original April 2025 Promissory Note was derecognized, and the new May 2025 Convertible Note was recognized at its fair value. Any gain or loss resulting from the extinguishment was recognized in earnings for the period.

The Company recognized the May 2025 Convertible Note at fair value at $342,996 and recognized a loss of $126,125 on derecognition of the original April 2025 Promissory Note.

Refer to the note on May 2025 Convertible Note below.

May 2025 Convertible Note

On May 30, 2025, the Company issued the May 2025 Convertible Note pursuant to the Securities Purchase Agreement dated September 30, 2024. The principal amount of the May 2025 Convertible Note is $216,871. The May 2025 Convertible Note combines the outstanding amount due under the April 2025 Promissory Note, totalling $70,431, with an additional $146,440 of new funding to issue a single Convertible Promissory Note in the principal amount of $216,871. The note matures on November 1, 2025, and accrues interest at 5% per annum, payable monthly in cash. The note provides for a minimum interest amount equal to 5% of the initial principal, fully earned and accrued on the original issue date, and payable monthly and any remaining amount upon repayment. Upon an event of default, the interest rate increases to 24% per annum or the maximum rate permitted by law.

The May 2025 Convertible Note is convertible into shares of the Company’s common stock at any time while outstanding, at a conversion price equal to the lowest trading price of the Company’s common stock at any time after the original issue date.

The note is prepayable at any time (unless an event of default has occurred) with advance notice and is mandatorily prepayable upon the occurrence of a subsequent offering, with the redemption amount paid from the financing proceeds. Before any prepayment can be made, the holder has the option to convert the Note into common stock at a conversion price equal to the lowest trading Price of a share of the Company’s common stock at any time after the Original Issue Date, with respect to the prepayment amount. The note can be accelerated upon an event of default either automatically or at the option of the note holder, depending on the nature of the event. Upon an uncured event of default, the Holder may accelerate the note and require immediate payment of all outstanding principal and accrued interest.

If any payment due under the May 2025 Convertible Note is not paid when due, the Company shall pay a late fee equal to ten percent (10%) of such payment, due and payable immediately upon such failure.

The May 2025 Convertible Note states that the amount due and owing under the previously outstanding April 2025 Promissory Note is consolidated with the new May 2025 Convertible Note under the terms and conditions set forth therein; this consolidation led to a modification and extinguishment of the original April 2025 Promissory Note, as disclosed separately. Refer to the note above, related to the April 2025 Promissory Note for details.

The Company elected to account for the May 2025 Convertible Note at fair value under the allowable fair value option election. As such, the Company initially recognized the May 2025 Convertible Note at its fair value of $342,996 and will subsequently measure the note at fair value with changes in fair value recorded in current period earnings.

On September 3, 2025, the May 2025 Convertible Note was amended, and the principal amount was increased by $62,500 which is payable on November 1, 2025. As of the date of the consolidated financial statements, the note is unpaid and is currently in default.

As of December 31, 2025, the May 2025 Convertible Note’s fair value was $361,821. The interest expense recognized on the May 2025 Promissory Note for the years ended December 31, 2025, and 2024, was $17,341 and $0, respectively. The Company recognized a change in fair value of $61,016 and $0 for the years ended December 31, 2025, and 2024 (See Note 15 – Fair Value Measurements).

September 2025 promissory note

On September 5, 2025, the Company entered into a Master Business Loan Agreement (the “MBLA”), whereby the investor agreed to, for a period of up to three years, make advances to the Company (each, an “Advance”) in the aggregate amount of $2,500,001, upon the Company’s request and satisfaction of certain conditions.

On September 5, 2025, the investor made an initial Advance of $525,000 (the “Initial Advance” or “September 2025 promissory note”). Each additional Advance may not individually exceed $250,000 and may only be made at most every 90 days. The MBLA contains customary representations, warranties, and covenants for a transaction of this nature. During the term of the MBLA, the Company is prohibited from: (i) incurring any indebtedness (other than ordinary course trade debt), and (ii) paying any dividends or making distributions on the Company’s equity interests. The MBLA provides for certain events of default that are typical for a transaction of this type, including, among other things, failure to make payment, default with respect to any other indebtedness of the Company, and any change in ownership of 50% or more of the equity interests of the Company. In connection with the Initial Advance, the Company issued a commercial promissory note to the investor (the “Initial MBLA Note”), which the Company is required to repay in 12 weekly payments of $7,500 each followed by 40 weekly payments of $15,862 each (for an aggregate total of $724,500).

The MBLA Note may be prepaid at any time by payment of an amount equal to the Initial Advance plus 3.167% of the Initial Advance for each month from the date of the advance to the date of payment (subject to a minimum of 20%). Upon an event of default under the MBLA, payment under the Initial MBLA Note may be accelerated and a default fee equal to 10% of the outstanding balance will become due. The Initial MBLA Note, and any future notes issued pursuant to the MBLA, is secured by a junior lien on all assets of the Company and the validity and performance of which are guaranteed personally by Imo Aisiku (the Company’s CEO), Milton Chen (the Company’s former Co-CEO), and Jerry Leonard (the Company’s CFO). Mr. Aisiku also entered into a pledge agreement in favor of the investor whereby he pledged, as security for the payment and performance of all obligations of the Company under the MBLA, all shares of common stock and other equity interests held by Mr. Aisiku in the Company.

As of December 31, 2025, and 2024, the outstanding balance on the September 2025 Promissory Note is $446,192 and $0, respectively. The interest expense recognized on the September 2025 Promissory Note for the years ended December 31, 2025, and December 31, 2024, was $69,077 and $0, respectively.

October Promissory Note - 1

On October 9, 2025, the Company entered into a note purchase agreement (the “October Promissory Note - 1 Purchase Agreement”) with an accredited institutional investor (the “October Promissory Note - 1 Investor”) pursuant to which the Company issued to the October Promissory Note - 1 Investor a secured note in the aggregate principal amount of $133,333 (the “10/9/25 Note”) for a purchase price of $120,000. The October Promissory Note - 1 bears interest at the rate of 5% per annum, matures on May 8, 2026, and is secured by all assets of the Company. The October Promissory Note - 1 is not convertible and provides for certain events of default that are typical for a transaction of this type, including, among other things, any breach of the representations or warranties made by the Company or its subsidiaries. In connection with any event of default that results in the acceleration of payment of the October Promissory Note - 1, the interest rate will accrue at a rate equal to the lesser of 24% per annum or the maximum rate permitted under applicable law. For as long as the October Promissory Note – 1 remains outstanding, the October Promissory Note - 1 Purchase Agreement: (1) prohibits the Company from entering into a variable rate transaction, (2) requires that the Company provide the 10/9/25 Investor with any more favorable terms granted to any future purchaser or holder of the Company’s debt or securities and (3) prohibits any exchange transaction involving the Company’s debt or securities.

On December 10, 2025, the October Promissory Note - 1 was entirely paid off by the Company. The interest expense recognized on the October Promissory Note - 1 for the years ended December 31, 2025, and December 31, 2024, was $20,000 and $0, respectively.

October Promissory Note - 2

On October 20, 2025, the Company entered into a note purchase agreement (the “October Promissory Note - 2 Purchase Agreement”) with an accredited institutional investor (the “October Promissory Note - 2 Investor”) pursuant to which the Company issued to the October Promissory Note - 2 Investor a secured note in the aggregate principal amount of $133,333 (the “October Promissory Note - 2”) for a purchase price of $120,000. The October Promissory Note - 2 bears interest at the rate of 5% per annum and matures on May 20, 2026. The October Promissory Note - 2 is not convertible and provides for certain events of default that are typical for a transaction of this type, including, among other things, any breach of the representations or warranties made by the Company or its subsidiaries. In connection with any event of default that results in the acceleration of payment of the October Promissory Note - 2, the interest rate on the October Promissory Note - 2 Note shall accrue at a rate equal to the lesser of 24% per annum or the maximum rate permitted under applicable law. For as long as the October Promissory Note - 2 remains outstanding, the October Promissory Note - 2 Purchase Agreement: (1) prohibits the Company from entering into a variable rate transaction, (2) requires that the Company provide the October Promissory Note - 2 Investor with any more favorable terms granted to any future purchaser or holder of the Company’s debt or securities and (3) prohibits any exchange transaction involving the Company’s debt or securities.

On December 10, 2025, the October Promissory Note - 2 was entirely paid off by the Company. The interest expense recognized on the October Promissory Note - 2 for the years ended December 31, 2025, and December 31, 2024, was $20,000 and $0, respectively.

October 2025 Convertible Note

On October 29, 2025, the Company entered into a convertible note purchase agreement (the “October 2025 Convertible Note Agreement”) with an accredited institutional investor (the “October 2025 Convertible Note Investor”), whereby the October 2025 Convertible Note Investor purchased a convertible promissory note in the initial principal amount of $217,391 (the “October 2025 Convertible Note”) and 625 shares of the Company’s common stock for an aggregate purchase price of $201,000. Pursuant to the October 2025 Convertible Note Agreement, until the later of (i) 12 months after execution of the October 2025 Convertible Note Agreement and (ii) the Company’s obligations under the October 2025 Convertible Note are no longer outstanding, the October 2025 Convertible Note Investor has the right, but not the obligation, to purchase another convertible promissory note from the Company on the same terms and conditions as the October 2025 Convertible Note. The October 2025 Convertible Note accrues interest at a rate of 18% per annum; provided that interest for the first eight months accrues immediately and is guaranteed. Interest may be paid in cash or in common stock, as determined by the October 2025 Convertible Note Investor, commencing on December 1, 2025, and the October 2025 Convertible Note matures on October 29, 2026. The Company may prepay 100% of the outstanding balance of the October 2025 Convertible Note at any time the Company is not in default, provided that the Company pays a prepayment fee equal to 10% of the outstanding balance. At any time after January 29, 2026, the October 2025 Convertible Note Investor may convert any portion of the outstanding balance of the October 2025 Convertible Note into common stock at a price equal to $38.40 per share, subject to adjustments for dilutive issuances, stock splits, defaults, and low volume of the common stock, as described further therein. The October 2025 Convertible Note may not be converted by the October 2025 Convertible Note Investor into shares of common stock if such conversion would result in the October 2025 Convertible Note Investor and its affiliates owning in excess of 9.99% of the number of shares of the common stock outstanding immediately after giving effect to the issuance of all shares issuable upon conversion of the October 2025 Convertible Note. The October 2025 Convertible Note contains standard and customary events of default and covenants, including that, for as long as the October 2025 Convertible Note remains outstanding: (1) the Company is prohibited from entering into a variable rate transaction, (2) the Company is required to provide the October 2025 Convertible Note Investor with any more favorable terms granted to any future purchaser or holder of the Company’s debt or securities and (3) if the Company conducts a Qualified Financing (as defined in the October 2025 Convertible Note), the Company must prepay the October 2025 Convertible Note out of proceeds from the Qualified Financing and/or the October 2025 Convertible Note Investor may convert October 2025 Convertible Note at the lower of the conversion price then in effect and 75% of the effective price at which the Company issues securities in the Qualified Financing.

On December 18, 2025, the Company made a payment of $295,290, which included repayment of the $217,391 principal amount, accrued interest of $26,086, and default interest of $51,813. Following this payment, the October 2025 Convertible Note was fully satisfied.

Line of credit

On November 29, 2021, iDoc received a revolving line of credit from the same bank that issued the $500,000 promissory note as described in the above “Description of Notes Payable” section. The line of credit is collateralized by iDoc’s assets. Interest was payable monthly at 1.25% above the Wall Street Journal prime rate (6.75% and 7.50% at December 31, 2025, and 2024, respectively). On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal Prime Rate (6.75% and 7.50% at December 31, 2025, and 2024, respectively) (See Note 10 - Commitments and Contingencies).

On December 13, 2024, the Company revised the forbearance agreement. Under the revised forbearance, the Company agreed to monthly payments of $25,000 beginning January 2025 to May 2025, and a payment in full of $1,541,106 on June 16, 2025.

On August 27, 2025, the Company revised the forbearance agreement and agreed to a payment of $50,000 on September 5, 2025 and a further payment of $100,000 on November 30, 2025. Pursuant to a subsequent settlement agreement, the Company paid $1,197,891 to the Bank on January 15, 2026, in consideration of the release of certain judgment liens which included the remaining balance due on the forbearance agreement. As of December 31, 2025, and 2024, the Company has accrued the obligation in line of credit and note payable, net of discount, and accrued interest is included in accounts payable and accrued liabilities.

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the revolving line of credit. As of December 31, 2025, and 2024, the Company had an outstanding balance of $456,097 on the line of credit. The Company recorded $60,246 and $23,697 in interest related to the line of credit for the years ended December 31, 2025 and December 31, 2024, respectively. The accrued interest balance, which is included within accounts payable and accrued liabilities on the consolidated balance sheets, as of December 31, 2025, and 2024, was $0 and $52,190, respectively.

Loan Conversions

On November 21, 2023, DHAC, VSee Lab, and/or iDoc, as applicable, entered into Securities Purchase Agreements (the “Conversion SPAs”), certain of which were further amended and restated on February 13, 2024 (the “A&R Loan Conversion SPAs”) with various lenders of each of DHAC, VSee and iDoc, pursuant to which certain indebtedness owed by DHAC, VSee Lab and iDoc would be converted into shares of Series A Preferred Stock pursuant to the Conversion SPAs or shares of common stock of the Company pursuant to the A&R Loan Conversion SPAs at the closing of the Business Combination as further described and set forth below.

●	On November 21, 2023, DHAC and VSee Lab entered into a Conversion SPA with Whacky Ventures LLC (“Whacky”), pursuant to which certain loans incurred by VSee Lab to Whacky in the aggregate amount of $220,000 was converted into shares of Series A Preferred Stock to be issued to the investor at the closing. As a result of the closing of the Business Combination, 220 shares of Series A Preferred Stock of the Company were issued to Whacky on June 24, 2024, and such promissory note owned thereof was paid off.
●	On November 1, 2023, DHAC and iDoc, entered into a Conversion SPA with Mark E. Munro Charitable Remainder Unitrust (“Munro Trust”) , pursuant to which certain loans incurred by iDoc to Munro Trust in the aggregate amount of $300,000 was converted into shares of Series A Preferred Stock to be issued to the investor at the closing. As a result of the closing of the Business Combination, 300 shares of Series A Preferred Stock were issued to Munro Trust on June 24, 2024, and such promissory note owned thereof was paid off.

●	On November 21, 2023, and as further amended and restated on February 13, 2024, DHAC, VSee Lab and the Bridge Investor, entered into an A&R Loan Conversion SPA, pursuant to which certain loans incurred by VSee Lab to the Bridge Investor in the aggregate amount of $600,000 was converted into shares of VSee Health common stock to be issued to the Bridge Investor at the Closing. As a result of the closing of the Business Combination, 3,750 shares of common stock were issued to the Bridge Investor on June 24, 2024, and such promissory note owned thereof was paid off.

●	On November 21, 2023, and as further amended and restated on February 13, 2024, DHAC, iDoc and Tidewater Ventures, LLC (“Tidewater”), entered into an A&R Loan Conversion SPA, pursuant to which certain loans incurred by iDoc to Tidewater in the aggregate amount of $585,000 were converted into shares of VSee Health common stock to be issued to the Tidewater at the closing. As a result of the closing of the Business Combination, 3,656 shares of common stock were issued to Tidewater on June 24, 2024, and such promissory note owned thereof was paid off.

●	On November 21, 2023, and as further amended and restated on February 13, 2024, DHAC, iDoc and the Bridge Investor, entered into an A&R Loan Conversion SPA, pursuant to which certain loans incurred by iDoc to the Bridge Investor in the aggregate amount of $600,000 was converted into shares of VSee Health common stock to be issued to the Bridge Investor at the closing. As a result of the closing of the Business Combination, 3,750 shares of common stock were issued to the investor on June 24, 2024, and such promissory note owned thereof was paid off.

Exchange Note

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed the Exchange Note due to the reverse merger with DHAC on June 24, 2024.

In connection with a securities purchase agreement by and among DHAC, VSee Lab, iDoc and an investor (the “Bridge Investor”) dated October 5, 2022 (the “Original Bridge SPA”), DHAC, VSee Lab, and iDoc each issued to the Bridge Investor a 10% original issue discount senior secured convertible notes (collectively the “Original Bridge Notes” and individually, the “DHAC Bridge Notes,” “VSee Bridge Notes” and “iDoc Bridge Notes” when referring to Original Bridge Notes issued to DHAC, VSee Lab, and iDoc, respectively) in an aggregate principal amount of approximately $2,222,222. On November 21, 2023, DHAC, VSee Lab, iDoc and the Bridge Investor entered into an Exchange Agreement. Pursuant to the Exchange Agreement, the Bridge Investor agreed to exchange all amounts currently due and owing under (i) the DHAC Bridge Note, (ii) the VSee Bridge Note other than the principal amount of $600,000 thereof, and (iii) the iDoc Bridge Note other than the principal amount of $600,000 thereof for a senior secured convertible promissory note with an aggregate principal value of $2,523,744 (the “Exchange Note”). As such, the Company issued and sold the Exchange Note to the Bridge Investor in connection with the closing of the Business Combination on June 24, 2024. The transactions contemplated by the Exchange Agreement and the Exchange Note is hereby referred as the “Exchange Financing.”

The Exchange Note bears interest at a rate of 8% per annum and is convertible into shares of common stock of VSee Health at a fixed conversion price of $800.00 per share. The conversion price of the Exchange Note is subject to reset if the Company’s common stock trades below $800.00 on the 10th business day after the conversion shares are registered or may otherwise be freely resold, and every 90th day thereafter, to a price equal to the greater of (x) 95% of the average lowest VWAP of the Company’s common stock in the 10 trading days prior to the measurement date and (y) $160.00. Amounts repaid may not be reborrowed. The Bridge Investor may set off and deduct the amounts due under the Exchange Note pursuant to and in accordance with the terms of the Exchange Agreement. The Exchange Note is also guaranteed by each of the Company, VSee Lab and iDoc and is fully secured by collateral of the Company and its subsidiaries including, without limitation, the intellectual property, trademark, and patent rights.

The monetary amount of the obligation is a fixed monetary amount known at inception as represented by the Amortization of Principal Schedule in the Exchange Note (each, an “Amortization Payment”). As a result, the Exchange Note represents a debt instrument that the Company must or may settle by issuing a variable number of its equity shares as each Amortization Payment shall, at the option of the Company, be made in whole or in part, in immediately available Dollars equal to the sum of the Amortization Payments provided for in the Exchange Note or, subject to the Company complying with the equity conditions provided for in the Exchange Note on the date of such Amortization Payment, in common stock issued at 95% of the lowest VWAP in the prior ten (10) trading days prior to such Amortization Payment (the “Amortization Conversion Price”) but in no event will common stock be used to make such Amortization Payment if the Amortization Conversion Price is less than $160.00.

The Exchange Note represents share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Exchange Note is required to be accounted for as a liability under ASC 480. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings.

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed the Exchange Note due to the reverse merger with DHAC on June 24, 2024.

As a result of the Business Combination, the fair value of the Exchange Note on June 24, 2024, was $6,155,925 in accordance with ASC 480.

On August 8, 2024, $566,740 outstanding principal on the Exchange Note was converted into 2,672 shares of Common Stock, at a conversion price based on a 5% discount to the prior trading day VWAP. The Company accounted for the conversion under the debt extinguishment model and recognized a loss on extinguishment of $98,050, reflecting the difference between the carrying value of the Exchange Note being converted (recorded at fair value) and the fair value of the shares of common stock issued upon conversion (which was $664,790).

On November 26, 2024, $500,000 of outstanding principal with accrued interest expense of $11,693 on the Exchange Note was converted into 3,198 shares of common stock. The portion of the Exchange Note converted on this date had a fair value of $512,693.

On September 3, 2025, $304,288 of outstanding principal with accrued interest expense of $137,057 and default interest expense of $13,712 on the Exchange Note was converted into 7,500 shares of common stock. The portion of the Exchange Note converted on this date had a fair value of $450,000.

In October 2025, $1,219,516 of outstanding principal with accrued interest expense of $34,959 on the Exchange Note was converted into 20,922 shares of common stock. The Company accounted for the conversion as a change in fair value of $34,541 reflecting the difference between the carrying value of the note being converted and the fair value of the shares of common stock issued upon conversion (which was $1,289,840).

Following this transaction, the exchange note was fully settled, and no principal remained outstanding as of December 31, 2025.

As of December 31, 2025, and December 31, 2024, the Exchange Note’s fair value was $0 and $1,499,000. For the year ended December 31, 2025, the Company recognized interest expense of $222,189, and a change in fair value of $18,651. For the year ended December 31, 2024, the Company recognized a total Exchange Note interest expense of $55,861 and a change in fair value of $3,527,756 (See Note 15 – Fair Value Measurements).

Additional Bridge Financing

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed that certain Additional Bridge Notes due to the reverse merger with DHAC on June 24, 2024.

On November 21, 2023, DHAC, VSee Lab and iDoc entered into an amendment to the Original Bridge SPA (the “Bridge Amendment”), pursuant to which the Bridge Investor agreed to purchase additional promissory note in the aggregate principal amount of $166,667 (with an aggregate subscription amount of $150,000) from DHAC with (1) a $111,111 note purchased on November 21, 2023, which will mature on May 21, 2025 and (2) a $55,556 note (which was purchased on January 25, 2024 and will mature on July 25, 2025) (the “Additional Bridge Notes”). The Additional Bridge Notes bear guaranteed interest at a rate of 8% per annum and are convertible into shares of the Company’s common stock, at an initial fixed conversion price of $800.00 per share. The conversion price of the Additional Bridge Notes is subject to reset if the Company’s common stock trades below $800.00 on the 10th business day after the conversion shares are registered or may otherwise be freely resold, and every 90th day thereafter, to a price equal to the greater of (x) 95% of the average lowest VWAP of the Company’s common stock in the 10 trading days prior to the measurement date and (y) $160.00. In addition, optional prepayment of the Additional Bridge Notes requires the payment of 110% of the outstanding obligations, including the guaranteed minimum interest. If an event of default occurs, the Additional Bridge Notes would bear interest at a rate of 24% per annum and require the payment of 125% of the outstanding obligations, including the guaranteed minimum interest. As of December 31, 2024, $150,000 pursuant to the Additional Bridge Notes has been funded to the Company. The transactions contemplated by the Bridge Amendment and the Additional Bridge Notes are hereby referred as the “Additional Bridge Financing.”

The monetary amount of the obligation is a fixed monetary amount known at inception as represented by the Amortization of Principal Schedule in the Additional Bridge Notes (each, an “Amortization Payment”). As a result, the Additional Bridge Note represents a debt instrument that the Company must or may settle by issuing a variable number of its equity shares as each Amortization Payment shall, at the option of the Company, be made in whole or in part, in immediately available Dollars equal to the sum of the Amortization Payment provided for in in the Additional Bridge Notes, or, subject to the Company complying with the equity conditions listed in the Additional Bridge Notes on the date of such Amortization Payment, in common stock issued at 95% of the lowest VWAP in the prior ten (10) trading days prior to such Amortization Payment (the “Amortization Conversion Price”) but in no event shall common stock be used to make such Amortization Payment if the Amortization Conversion Price is less than $160.00.

The Additional Bridge Note represents share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Additional Bridge Notes are required to be accounted for as a liability under ASC 480. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings.

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed the Additional Bridge Notes due to the reverse merger with DHAC on June 24, 2024.

As a result of the Business Combination, the fair value of the Additional Bridge Notes on June 24, 2024, was $466,646 in accordance with ASC 480.

On August 2, 2024, holders of the Additional Bridge Notes converted an aggregate $41,417 of outstanding principal into 177 shares of common stock, at a conversion price based on a 5% discount to the prior trading day VWAP. The Company accounted for the conversion under the debt extinguishment model and recognized a loss on extinguishment of $18,928, reflecting the difference between the carrying value of the Additional Bridge Notes being converted (recorded at fair value) and the fair value of the shares of common stock issued upon conversion (which was $60,346).

On November 26, 2024, the remaining $92,593 of outstanding principal on the Additional Bridge Notes were converted into 582 shares of common stock and the Additional Bridge Notes were settled in full. The Additional Bridge Notes converted on this date had a fair value of $99,535.

The Company recognized a total Additional Bridge Notes interest expense of $42,666 for the year ended December 31, 2024, and a change in fair value of $273,549 for the year ended December 31, 2024 (see further Note 16 Fair Value Measurements). The cash repayments of the note totaled $41,667 for the year ended December 31, 2024.

Extension Note

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed Extension Note due to the reverse merger with DHAC on June 24, 2024. The Extension Note was paid off in full by the Company in June 2024 and is no longer outstanding as of December 31, 2024.

On May 5, 2023, DHAC entered into a securities purchase agreement (the “Extension Purchase Agreement”) with an institutional investor (the “Holder”). Pursuant to the Extension Purchase Agreement, the Company issued the holder a 16.67% original issue discount promissory note, in favor of the Holder, in the aggregate principal amount of $300,000 (the “Extension Note”). The Extension Note bears guaranteed interest at a rate of 10% per annum and was due and payable on May 5, 2024. On April 17, 2024, the Company and the investor entered into a letter agreement (the “Extension Letter Agreement”), which amended the maturity date of the Extension Note to March 31, 2025, and clarified certain definitions and transaction terms in both the Extension Purchase Agreement and the Extension Note. The Extension Note is also guaranteed by each of VSee Lab and iDoc and was subordinated to the security interests granted to the Bridge Investor. In connection with the Extension Purchase Agreement, on May 5, 2023, DHAC also issued to the holder (i) warrants with an exercise period of five years to purchase up to 326 shares of the common stock at an exercise price of $920.00 per share (the “Extension Warrants”), and (ii) 88 shares of DHAC common stock as commitment shares (the “Extension Shares”).

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed certain Extension Note due to the reverse merger with DHAC on June 24, 2024. The Extension Note was paid off in full by the Company in June 2024 and was no longer outstanding as of December 31, 2025.

The Company reviewed the Extension Warrants and Extension Shares issued in connection with the Extension Purchase Agreement under ASC 815 and concluded that the Extension Warrants are not in scope of ASC 480 and are not subject to the Derivative guidance under ASC 815. The Extension Warrants and the Extension Shares should be recorded as equity. As such the principal value of the Extension Note was allocated using the relative fair value basis of all three instruments. As the Extension Warrants were issued with various instruments the purchase price needs to be allocated using the relative fair value method (i.e., warrant at its fair value and the common stock at its fair value, the promissory note at its principal value allocated using the relative fair value of the proceeds received and applied proportionally to the equity classified stock, warrants and promissory note).

The Company reviewed the contingent early repayment option granted in the Extension Note under ASC 815 and concluded that as a result of the significant discount granted in the note the contingent repayment provision is therefore considered an embedded derivative that should be bifurcated from the debt host. Accordingly, in accordance with ASC 470-20, the Company allocated the Extension Note proceeds between the Extension Note and the Bifurcated Derivative, using the residual method by allocating the principal first to fair value of the embedded derivative and then to the debt. Accordingly, the fair value of the embedded derivative at June 24, 2024, was $33,000 and $335,750 was allocated to the principal balance of the note with $30,000 of accrued interest for a total of $365,750. On June 30, 2024, the Company paid the Extension Note in full in the amount of $365,750 and derecognized the embedded derivative recognizing a change in the fair value of the derivative of $33,000.

Quantum Financing Purchase Agreement

On November 21, 2023, DHAC entered into a convertible note purchase agreement (the “Quantum Purchase Agreement”), pursuant to which an institutional and accredited investor (the “Quantum Investor”) subscribed for and purchased, and DHAC would issue and sell to the Quantum Investor, at the closing of the Business Combination, a 7% original issue discount convertible promissory note (the “Quantum Convertible Note”) in the aggregate principal amount of $3,000,000.

The Quantum Convertible Note was issued and sold to the Quantum Investor subsequent to the closing of the Business Combination on June 25, 2024. The Quantum Convertible Note was further amended on July 3, 2024, whereby the maturity date of the Quantum Convertible Note was changed from June 25, 2025, to June 30, 2026, and that eighteen months of interest will be guaranteed regardless of early pay or redemption. Furthermore, the Quantum Convertible Note bears interest at a rate of 12% per annum and is convertible into shares of the Company’s Common Stock at (1) a fixed conversion price of $800.00 per share; or (2) 85% of the lowest daily VWAP (as defined in the Quantum Convertible Note) during the seven (7) consecutive trading days immediately preceding the date of conversion or other date of determination. The conversion price of the Quantum Convertible Note is subject to reset if the average of the daily VWAPs for the three (3) trading days prior to the 30-day anniversary of the Quantum Convertible Note issuance date (the “Average Price”) is less than $800.00, to a price equal to the Average Price but in no event less than $160.00. In addition, the Company at its option can redeem early a portion or all amounts outstanding under the Quantum Convertible Note if the Company provides the Quantum Convertible Note holder a notice at least ten (10) trading days prior to such redemption and on the notice day the VWAP of the Company’s Common Stock is less than $800.00. If an event of default occurs, the Quantum Convertible Note would bear interest at a rate of 18% per annum.

On June 25, 2024, $2,700,000 net of originally issued discount of $210,000 and legal fees of $90,000 pursuant to the Quantum Convertible Note has been funded to the Company. The Quantum Convertible Note represents share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Quantum Convertible Note was accounted for as a liability under ASC 480 upon funding of the note. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings. The original issue discount of $210,000 and direct cost of $90,000 was recognized as interest expense.

On July 3, 2024, the Company and the Quantum Investor agreed to modify certain terms of the Quantum Convertible Note. The modifications included the extension of the maturity date from June 25, 2025, to June 30, 2026, and an interest guarantee whereby the Quantum Investor would receive 18 months of interest regardless of any early repayment or redemption of the Quantum Convertible Note. The Company concluded that these changes represented a modification for accounting purposes as the change in the present value of the cash flows was less than 10% and the change in the estimated fair value of the embedded conversion right was less than 10% of the carrying value. As such, the Company accounted for the change in fair value related to the modification of terms as part of the change in fair value of the Quantum Convertible Note during the year ended December 31, 2025.

On April 4, 2025, the Company issued 6 shares of its common stock to the Quantum investor at par value of $0.0001 per share.

On August 28, 2025, the Company agreed to issue 6,250 shares of its common stock, to the Quantum investor as consideration for facilitating emergency funding to support the Company. On October 28, 2025, the Company issued the 6,250 shares of its common stock to the Quantum investor in satisfaction of its previously recorded obligation.

On August 28, 2025, the Company and the Quantum Investor agreed to modify certain terms of the Quantum Convertible Note. The modifications included the increase in the aggregate principal amount of the note from $3,000,000 to $3,380,000 and interest on outstanding principal balance shall increase to an annual rate of 22% upon an Event of Default for so long as it remains uncured.

In October 2025, the Promissory note consisting of $3,000,000 of principal and $1,196,203 of accrued interest, with an aggregate amount of $4,196,203 was converted to an aggregate of 55,000 shares of the Company’s common stock. The Company accounted for the conversion as a change in fair value of $739,797 reflecting the difference between the carrying value of the note being converted and the fair value of the shares of common stock issued upon conversion (which was $4,936,550).

As of December 31, 2025, and December 31, 2024, the Quantum Convertible Note’s fair value was $351,307 and $3,248,000, respectively. The Company recognized interest expense of $1,197,203 for the years ended December 31, 2025, and a change in fair value of $462,654. The Company recognized interest expense of $185,671 for the year ended December 31, 2024 and a change in fair value of $1,370,234 for the year ended December 31, 2024 (See Note 15 Fair Value Measurements).

ELOC / Equity Financing

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed the ELOC Agreement due to the reverse merger with DHAC and iDoc on June 24, 2024.

On November 21, 2023, DHAC entered into the ELOC Agreement with the Bridge Investor pursuant to which DHAC may sell and issue to the Bridge Investor, and the Bridge Investor is obligated to purchase from DHAC, up to $50,000,000 of its newly issued shares of the Company’s common stock, from time to time over a 36 month period (the “Equity Purchase Commitment Period”) beginning from the sixth (6th) trading day following the closing of the Business Combination transaction (the “Equity Purchase Effective Day”), provided that certain conditions are met. The Company also agreed to file a resale registration statement to register shares of common stock to be purchased under the ELOC Agreement with the SEC within 45 days following the Equity Purchase Effective Day and shall use commercially reasonable efforts to have such registration statement declared effective by the SEC within 30 days of such filing. During the Equity Purchase Commitment Period, the Company may suspend the use of the resale registration statement to (i) delay the disclosure of material non-public information concerning the Company in good faith or (ii) amend the registration statement concerning material information, by providing written notice to the investor. Such suspension cannot be longer than 90 consecutive days (or 120 days in any calendar year). The investor has agreed not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s common stock. The deferred charge will be allocated and amortized over the ELOC Agreement once it is drawn upon.

In connection with the Bridge Investor’s commitment to enter into the ELOC transaction, pursuant to the ELOC Purchase Agreement, the Company agreed to issue a convertible note in a principal amount of $500,000 on the date that is six business days after the business combination. The business combination closed on June 24, 2024, therefore the commitment fee was no longer contingent, and the Company accrued a $500,000 commitment fee payable as of June 24, 2024. On July 2, 2024, the Company issued the $500,000 convertible note to the Bridge Investor (see “ELOC Commitment Fee Note” below). The $500,000 commitment fee was expensed during the year ended December 31, 2024.

The Company has analysed the ELOC Agreement and determined that the contract should be recorded as a liability under ASC 815 and measured at fair value. As a result of the ASC 815 liability classification, the Company is required to re-measure the liability at fair value at each reporting period until the liability is settled.

The Company has determined that the fair value of the ELOC Agreement is based upon management’s expected usage of the facility. The contract provides no scenario in which the Company may exercise the contract at above market rates (i.e., sell shares at a price above which the shares are currently trading in the active market except that when the Company’s per share stock price drops below $160.00, the Bridge Investor has the discretion to decide whether to purchase the Company’s common stock under the ELOC Agreement at a floor price of $160.00 per share). Furthermore, the choice to exercise the ELOC Agreement is solely at the discretion of the Company (i.e., does not obligate the Company in any manner). Additionally, the ELOC Agreement does not impose a fee or fine if the Company chooses not to exercise the contract.

As a result of the Business Combination, the fair value of the ELOC Agreement on June 24, 2024, was $694,512 in accordance with ASC 815.

During the year ended December 31, 2024, pursuant to the ELOC Agreement and the Company’s purchase notices thereof, the Bridge Investor purchased an aggregate of 4,750 shares of common stock for $760,000 in total proceeds. The maximum remaining availability under the ELOC Agreement was $49,240,000 as of December 31, 2024. The Company did not issue any shares during the year ended December 31, 2025.

On March 20, 2025, the Company entered into Amendment No. 1 to the ELOC Agreement, originally dated November 21, 2023, which modifies the floor price to $100.00 and related terms of the ELOC Agreement. In accordance with ASC 815, the amendment requires remeasurement of the ELOC Agreement derivative liability at fair value as of the amendment date. Any resulting change in fair value is recognized in earnings for the period.

The ELOC Agreement continues to be treated as a liability measured at fair value, with ongoing remeasurement at each reporting date until settlement. The amendment does not introduce any new obligations or penalties for non-usage.

On October 18, 2025, the Company terminated the Equity Purchase Agreement, originally dated November 21, 2023. Upon termination, no further shares may be sold under the ELOC Agreement, and the Company has no remaining obligations under the Equity Purchase Agreement. In accordance with ASC 815, the termination represents a settlement event, and as such the Company has written off the ELOC liability through earnings as of the termination date. The Company recorded a gain on extinguishment of the ELOC liability amounting to $42,394.

The fair value of the equity contract was $80,000 as of December 31, 2024. As a result of the Company’s termination of the ELOC Agreement on October 18, 2025, the fair value of the equity contract was reduced to $0 as of the termination date resulting in a change in fair value of the ELOC of $37,606 during the year ended December 31, 2025. There was a change in fair value of $614,512 for the year ended December 31, 2024. (See Note 15 Fair Value Measurements).

ELOC Commitment Fee Note

On November 21, 2023, DHAC entered into the “ELOC Purchase Agreement” with the Bridge Investor. Pursuant to the ELOC Purchase Agreement, DHAC agreed to issue to the investor, as a commitment fee for this equity purchase transaction, a senior unsecured note in a principal amount of $500,000 that is payable only in shares of the Company’s Common Stock at an initial price of $800.00 per share (the “ELOC Commitment Fee Note”) after the closing of the business combination.

On July 2, 2024, the Company issued to the Bridge Investor the “ELOC Commitment Fee Note”. The original maturity date of the ELOC Commitment Fee Note was September 22, 2024. The conversion right is exercisable by the Bridge Investor at any time after issuance and includes certain standard antidilution adjustments. Upon the occurrence of an event of default, the Bridge Investor may require repayment in cash or in shares at its discretion, in an amount representing the greater of the outstanding principal balance and any accrued unpaid fees, or the value of the conversion shares issuable multiplied by the highest closing price for the Company’s common stock during the period from the event of default to conversion.

The Company elected to account for the ELOC Commitment Fee Note at fair value under the fair value option and estimated its fair value to be $595,000 at issuance. As the related ELOC Agreement is classified as a liability, the Company expensed the issuance cost based on its $595,000 fair value, which is included in loss on issuance of financial instruments in the consolidated statement of operations for the year ended December 31, 2024.

On September 30, 2024, the Company and the Bridge Investor mutually agreed to extend the maturity date of the ELOC Commitment Fee Note from September 23, 2024, to December 31, 2024. The Company accounted for the extension of the maturity date as an extinguishment. The Company recorded a gain on extinguishment of $5,000 during the year ended December 31, 2024, in relation to this extension.

In December 2024, the Bridge Investor fully converted this note into 625 shares of common stock. The fair value of the ELOC Commitment Fee Note was $79,500 just prior to conversion. The Company recorded a total gain on change in fair value of $510,500 for the ELOC Commitment Fee Note for the year ended December 31, 2024.

September 2024 Security Purchase Agreement

On September 30, 2024, the Company entered into a securities purchase agreement (the “September 2024 SPA”) with an accredited and institutional investor, pursuant to which the Company issued and sold to the investor promissory notes for an aggregate principal amount of $2,222,222 (the “September 2024 Convertible Note”). The Company received $2,000,000 in initial proceeds from the September 2024 Convertible Note, reflecting a 10% original issue discount. The September 2024 Convertible Note had an original maturity date of March 30, 2026, and provides for a minimum interest amount at 15% of the initial principal amount of the note through maturity, or $333,333. Interest in excess of the minimum interest amount (if applicable) will accrue at a rate of 10% per annum. The interest rate on the September 2024 Convertible Note will increase to 24% per annum upon the occurrence of an event of default. The minimum interest amount is payable in 18 equal instalments of $18,519 per month beginning on November 1, 2024. Repayments of principal will be paid in 12 equal instalments of $185,185 per month beginning on May 1, 2025. Any repayments of principal that are not funded through draws on the ELOC Agreement are subject to a 5% cash payment fee.

The September 2024 Convertible Note is convertible into shares of the Company’s common stock at any time at an initial fixed conversion price of $160.00 per share, subject to certain beneficial ownership and exchange cap considerations. The conversion price includes standard antidilution adjustments as well as adjustment in the event the Company sells or issues shares of common stock at a price less than the conversion price (a down-round event). The September 2024 Convertible Note is prepayable at any time (unless an event of default has occurred) based on the outstanding principal, accrued interest and any remaining minimum interest amount payable through the remainder of the term of the note. The September 2024 Convertible Note is mandatorily prepayable upon the occurrence of certain events (such as the issuance of stock or incurrence of debt) and can be accelerated upon an event of default either automatically or at the option of the note holder, depending on the nature of the event.

The September 2024 Convertible Note is secured by substantially all of the Company’s assets and includes certain covenants which restrict the Company’s ability to enter into certain agreements or transactions without the lender’s consent.

In connection with the September 2024 SPA and Convertible Note, the Company also issued a warrant to the investor to purchase up to 9,259 shares of the Company’s common stock. The warrant exercise price is $180.00 per share (exercisable on a cash or cashless basis) and will expire on September 30, 2029. The exercise price includes standard antidilution adjustments as well as adjustment in the event the Company sells or issues shares of common stock at a price less than the exercise price (a down-round event). The Company assessed the warrant as a freestanding financial instrument and determined it did not include any provisions which would require liability classification under ASC 480, and that it met the requirements to be considered indexed to the Company’s own stock and the additional equity classification requirements under ASC 815-40. As such, the Company classified the warrant in stockholders’ equity (deficit) upon its issuance. In addition, upon execution of September 2024 SPA, the Company issued 1,250 shares of common stock to the investor as additional consideration for entering into the September 2024 SPA and related agreements, which were also classified in stockholders’ (deficit) equity upon issuance.

During the year ended December 31, 2024, the Company incurred approximately $95,000 of issuance costs in connection with the September 2024 SPA transaction.

After analysing the terms of the September 2024 Convertible Note and its embedded features, the Company elected to account for the September 2024 Convertible Note at fair value under the allowable fair value option election. As such, the Company initially recognized the September 2024 Convertible Note at its fair value and will subsequently measure the note at fair value with changes in fair value recorded in current period earnings (or other comprehensive income, if specific to Company credit risk). The Company initially recorded the September 2024 Convertible Note at its estimated issuance date fair value of $2,000,000, based on the initial proceeds received. As the proceeds were allocated in full to the September 2024 Convertible Note recorded at fair value, there were no proceeds remaining to allocate to the equity-classified warrants or shares issued under the terms of the September 2024 SPA, on a residual basis. In addition, the Company allocated the issuance costs incurred to the September 2024 Convertible Note, and as such expensed the $95,000 in issuance costs incurred.

In October 2025, outstanding principal of $2,222,222 and accrued interest of $555,815 on the September 2024 convertible note was converted into 46,234 shares of common stock at conversion rates between $56.00 and $110.40.

Following this transaction, the September 2024 convertible note was fully settled, and no principal remained outstanding as of December 31, 2025. The Company accounted for the conversion as a change in fair value of $958,791 reflecting the difference between the carrying value of the note being converted and the fair value of the shares of common stock issued upon conversion (which was $3,732,827).

As of December 31, 2025, and 2024, the September Note’s fair value was $0 and $2,094,000 respectively. The Company recognized interest expense of $629,592 and a total change in fair value of $1,087,013 for the year ended December 31, 2025. The Company recognized a total change in fair value of $132,889 for the year ended December 31, 2024 (See Note 15 Fair Value Measurements).

Underwriters’ Agreement

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed liabilities under an underwriting agreement between DHAC and Alliance Global Partners (“A.G.P.”) dated November 3, 2021 (the “Underwriting Agreement”) due to the reverse merger with DHAC and iDoc on June 24, 2024.

In connection with the $4,370,000 deferred underwriting fee payable to A.G.P. under the Underwriting Agreement, on November 3, 2022 and as further amended on November 21, 2023, DHAC executed a Securities Purchase Agreement (as amended) with A.G.P. (the “A.G.P. Securities Purchase Agreement”). Pursuant to the A.G.P. Securities Purchase Agreement, the Company issued 4,370 shares of Series A Preferred Stock to A.G.P. upon the Closing of the Business Combination. As such, the Company’s obligation under the Underwriting Agreement was performed and the fees payable to A.G.P. under the Underwriting Agreement were settled in full on June 24, 2024. The Certificate of Designation of the Series A Preferred Stock establishes the terms and conditions of the Series A Preferred Stock (see further Note 12 Equity).

Simple Agreement for Future Equity

On August 1, 2023, VSee Lab entered into a Simple Agreement for Future Equity (“SAFE”) with a purchase price of $135,000. The SAFE is considered a mandatorily redeemable financial instrument under ASC 480-10-15-8. Per section 1 (a) of the SAFE, “If there is an Equity Financing before the termination of this Safe, on the initial closing of such Equity Financing, this Safe will automatically convert into the greater of (1) the number of shares of Standard Preferred Stock equal to the Purchase Amount divided by the lowest price per share of the Standard Preferred Stock; or (2) the number of shares of Safe Preferred Stock equal to the Purchase Amount divided by the Safe Price”. The fixed monetary amount known at inception (i.e., “Purchase Amount” of $135,000) embodies an obligation that the issuer must or may settle by issuing a variable number of shares, based on the safe price which is defined as “Safe Price” means the price per share equal to the Post-Money Valuation Cap divided by the Company Capitalization.” Since the capitalization can change through the termination events, the shares to be issued can vary. The SAFE may require the issuer to redeem the instrument for cash upon a change of control. The SAFE is classified and recorded as a liability under ASC 480-10-25-8 because a change of control is an event that is considered not under the sole control of the issuer.

At the closing of the Business Combination on June 24, 2024, VSee Lab converted the obligation under the SAFE Agreement valued at $135,000 into shares of VSee Lab, which were then exchanged for 161 shares of the Company’s Common Stock valued at the closing price of $968.80 for total value of $155,565.

Encompass Purchase Liability

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the principal balance on an acquisition purchase. On January 1, 2022, iDoc acquired 100% of Encompass Healthcare Billing, LLC. (“Encompass”) with a stock purchase agreement to acquire the equity interests of Encompass, according to the acquisition agreement (“Encompass Acquisition Agreement”). Per the Encompass Acquisition Agreement, iDoc acquired all the outstanding shares of Encompass for a cash payment of $300,000, due upon the closing of the Business Combination. On January 9, 2023, iDoc agreed to an additional obligation of $45,000, which was accounted for as interest expense and reflected in accounts payable and accrued liabilities as of December 31, 2024.

Subsequent to the balance sheet date, on February 16, 2026, the Company entered into a settlement agreement to fully settle the Encompass Purchase liability for an aggregate amount of $650,000. The settlement consists of (i) a cash payment of $50,000, (ii) issuance of Company shares with an aggregate fair value of $400,000, and (iii) assignment of a loan liability of $200,000. The Company determined that this settlement represents an adjusting subsequent event, as it provides additional evidence about conditions that existed as of the balance sheet date, and accordingly, the consolidated financial statements have been adjusted to reflect the settlement.

As of December 31, 2025, and December 31, 2024, the value of purchase liability related to the Encompass Acquisition agreement was $650,000, and $263,918, respectively.